TRADE RECEIVABLES, NET (Tables)	12 Months Ended
Dec. 31, 2012
TRADE RECEIVABLES, NET
Schedule of net trade receivables

	December 31,
	2012	2011
Subscribers	$372,480	$351,786
Interconnect	111,626	112,751
Dealers	80,907	106,000
Roaming	513,662	283,830
Other	134,039	106,402
Allowance for doubtful accounts	(113,955)	(96,961)

Trade receivables, net	$1,098,759	$863,808

Schedule of changes in the allowance for doubtful accounts receivable

        The following table summarizes the changes in the allowance for doubtful accounts receivable for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Balance, beginning of year	$96,961	$120,468	$97,653
Provision for doubtful accounts	76,772	101,967	123,352
Accounts receivable written off	(53,699)	(120,673)	(99,708)
Currency translation adjustment	(6,079)	(4,801)	(829)

Balance, end of year	$113,955	$96,961	$120,468